NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION: Schedule of Other Payables and Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Details
Provision for legal claims	$ 128	$ 128
Accrued administrative expenses (includes director fees in the amount of $5, for the years 2024 and 2023)	39	38
Other Accounts Payable and Accrued Liabilities	$ 167	$ 166